Summarized Financial Information of Subsidiaries - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012 9 3/4% Senior Notes	Dec. 31, 2011 9 3/4% Senior Notes	Mar. 27, 2009 9 3/4% Senior Notes
Debt Instrument [Line Items]
Balance of permitted transfers to parent company	$ 1,619,927	$ 1,641,856	$ 1,380,705
Description of provisions on senior credit facility transfers to Lamar Advertising subject to additional restrictions	The total holdings debt ratio is greater than 5.75 to 1 or (y) the senior debt ratio is greater than 3.25 to 1.0, and (ii) if under the indenture for Lamar Media's 9 3/4% senior notes and as defined therein, its senior leverage ratio is greater than or equal to 3.0 to 1.	The total holdings debt ratio is greater than 5.75 to 1 or (y) the senior debt ratio is greater than 3.25 to 1.0, and (ii) if under the indenture for Lamar Media's 9 3/4% senior notes and as defined therein, its senior leverage ratio is greater than or equal to 3.0 to 1.	The total holdings debt ratio is greater than 5.75 to 1 or (y) the senior debt ratio is greater than 3.25 to 1.0, and (ii) if under the indenture for Lamar Media's 9 3/4% senior notes and as defined therein, its senior leverage ratio is greater than or equal to 3.0 to 1.
Description of actual position on senior credit facility transfers to Lamar Advertising not subject to additional restrictions	The total holdings debt ratio was less than 5.75 to 1 and Lamar Media's senior debt ratio was less than 3.25 to 1 and its senior leverage ratio was less than 3.0 to 1; therefore, transfers to Lamar Advertising were not subject to any additional restrictions under the senior credit facility or pursuant to the indenture governing the 9 3/4% senior notes.	The total holdings debt ratio is greater than 5.75 to 1 or (y) the senior debt ratio is greater than 3.25 to 1.0, and (ii) if under the indenture for Lamar Media's 9 3/4% senior notes	The total holdings debt ratio is greater than 5.75 to 1 or (y) the senior debt ratio is greater than 3.25 to 1.0, and (ii) if under the indenture for Lamar Media's 9 3/4% senior notes
Holdings debt ratio	5.75	5.75	5.75
Senior debt ratio	3.25	3.25	3.25
Interest rate on senior notes			2.875%	2.875%	9.75%	9.75%	9.75%
Senior leverage ratio	3.0	3.0	3.0
Holdings debt ratio related to actual position on senior credit facility	5.75	5.75	5.75
Senior debt ratio related to actual position on senior credit facility	3.25	3.25	3.25
Senior leverage ratio related to actual position on senior credit facility	3.0	3.0	3.0